Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2013 aircraft guarantee	Sep. 30, 2012 guarantee	Sep. 30, 2013 guarantee aircraft	Sep. 30, 2012 guarantee	Dec. 31, 2012 aircraft guarantee	Dec. 31, 2011 guarantee	Dec. 31, 2012 guarantee
Guarantees
Total reserves, carrying balance of guarantees	$ 128.9		$ 128.9		$ 49.3	$ 21.2	$ 49.3
Asset Value Guarantees
Guarantees
Number of guarantee obligations			12		13
Number of guarantees performed			6				6
Number of aircraft purchased under guarantee performance	3		5		1
Number of aircraft purchased under guarantee performance, which were subsequently sold			3
Total reserves, carrying balance of guarantees	125.5		125.5		44.6		44.6
Maximum aggregate potential commitment under guarantees	330.6		330.6		330.6		330.6
Provisions for losses on asset value guarantees for guarantee obligations	93.9	31.3	100.5	31.3	31.3	13.5
Number of reserves for guarantee obligations	4	3	6	3	3	2
Asset Value Guarantees | Airbus A340-600 aircraft
Guarantees
Number of aircraft for which the estimated fair market values declined significantly	4
Aircraft Loan Guarantees
Guarantees
Number of guarantee obligations			1		1
Maximum aggregate potential commitment under guarantees	$ 4.2		$ 4.2		$ 9.0		$ 9.0